NATURE OF OPERATIONS - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 subsidiary segment	Dec. 31, 2020 USD ($) subsidiary segment
Number of indirect wholly-owned subsidiaries | subsidiary	2	2
Number of operating segments | segment	1	1
Percentage of decline in number of procedures performed due to COVID-19 pandemic		70.00%
Principal payment of notes		$ 9,500
PPP Loan
Principal payment of notes		1,200
Neuro Pro Monitoring | Due May 15, 2020
Principal payment of notes		$ 700